Commitments and Contingencies (Legal Matters) (Detail)			1 Months Ended					9 Months Ended	12 Months Ended
	Aug. 27, 2014 Project	Mar. 06, 2013 USD ($) Claim	Apr. 30, 2015 Project	May. 31, 2014 Project	Jul. 31, 2013 Project	Jul. 31, 2012 USD ($) Plaintiff	Apr. 30, 2012 Utility MW	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) yr
Legal Matters - Sierra Club Litigation (Numeric) [Abstract]
Number of separate claims included in the complaint against PPL Montana | Claim		39
Number of original claims against Colstrip that did not allege Prevention of Significant Deterioration but alleged Title V operating permit violations | Claim		3
Average requested amount, per day per violation, of injunctive relief and civil penalties		$ 36,000
Amount of civil penalties to be used for beneficial mitigation projects		$ 100,000
Estimated number of post-2000 projects alleged not to be in compliance with the Clean Air Act | Project					40
Number of plant projects that had claims dismissed under alleged Clean Air Act violations | Project				3
Number of plant projects included in a second amended complaint under alleged Clean Air Act violations | Project	8
Number of plant projects with remaining claims to be pursued by plaintiffs | Project			4
Regulatory Issues - Maryland Capacity Order (Numeric) [Abstract]
Number electric utilities ordered to enter into long term contracts | Utility							3
Capacity of natural gas-fired combined-cycle generating facility (in MW) | MW							661
Regulatory Issues - FERC Market-Based Rate Authority (Numeric) [Abstract]
Time from December 1998 that a subsidiary was required to respond to the FERC market analysis information request (in years) | yr									3
Frequency, after initial filing, that a subsidiary is required to respond to the FERC market analysis information request (in years) | yr									3
Regulatory Issues - Electric - Reliability Standards (Numeric) [Abstract]
Maximum per day penalties for reliability violations								$ 1,000,000	$ 1,000,000
Pacific Northwest Markets
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Number of parties claiming refunds | Plaintiff						2
Claim sought						$ 23,000,000
Remaining claim outstanding								$ 50,000,000	$ 50,000,000
Settled litigation | Pacific Northwest Markets
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Number of parties claiming refunds | Plaintiff						1
Settlement amount reached with one of the parties						$ 75,000